John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 99.0%		$1,126,876,842
(Cost $610,087,645)
Financials 99.0%		1,126,876,842
Banks 94.7%
1st Source Corp.	169,151	8,320,538
American Business Bank (A)	155,173	6,282,955
Ameris Bancorp	320,962	15,136,568
Atlantic Union Bankshares Corp.	353,594	13,680,552
Bank of America Corp.	732,791	25,999,425
Bank of Marin Bancorp	275,211	8,385,679
Bank7 Corp.	169,604	4,674,286
Banner Corp.	62,804	4,071,583
Bar Harbor Bankshares	214,844	6,675,203
BayCom Corp.	246,785	4,962,846
Business First Bancshares, Inc.	266,987	5,537,310
C&F Financial Corp.	56,827	3,465,879
Cadence Bank	373,418	9,552,032
California BanCorp (A)	179,599	4,574,387
Cambridge Bancorp	141,672	11,333,760
Camden National Corp.	128,635	5,432,256
CB Financial Services, Inc.	83,013	1,808,853
Central Pacific Financial Corp.	227,595	5,143,647
Central Valley Community Bancorp	193,720	4,823,628
Citizens Community Bancorp, Inc.	298,088	3,699,272
Citizens Financial Group, Inc.	792,395	34,326,560
Civista Bancshares, Inc.	282,456	6,129,295
Coastal Financial Corp. (A)	270,080	12,334,554
Codorus Valley Bancorp, Inc.	148,328	3,665,185
Colony Bankcorp, Inc.	134,132	1,728,961
Columbia Banking System, Inc.	346,855	10,721,288
Comerica, Inc.	365,537	26,797,517
ConnectOne Bancorp, Inc.	236,836	5,629,592
Cullen/Frost Bankers, Inc.	136,605	17,796,899
CVB Financial Corp.	233,143	5,646,723
Eagle Bancorp Montana, Inc.	186,235	3,115,712
East West Bancorp, Inc.	224,371	17,617,611
Enterprise Bancorp, Inc.	43,633	1,550,717
Equity Bancshares, Inc., Class A	221,325	6,606,551
Evans Bancorp, Inc.	117,354	4,640,177
Farmers & Merchants Bancorp, Inc.	161,463	4,593,622
Farmers National Banc Corp.	239,808	3,448,439
Fifth Third Bancorp	746,898	27,104,928
First Business Financial Services, Inc.	182,320	6,527,056
First Community Corp.	205,886	4,233,016
First Financial Bancorp	494,028	12,513,729
First Interstate BancSystem, Inc., Class A	469,793	16,856,173
First Merchants Corp.	396,449	16,904,585
First Mid Bancshares, Inc.	108,096	3,473,124
First Northwest Bancorp	104,543	1,583,826
Flushing Financial Corp.	114,100	2,189,579
German American Bancorp, Inc.	207,968	8,010,927
Great Southern Bancorp, Inc.	77,684	4,539,853
Hancock Whitney Corp.	432,764	22,278,691
HBT Financial, Inc.	346,187	7,259,541
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Commerce Corp.	977,479	$11,847,045
Heritage Financial Corp.	75,017	2,140,235
Horizon Bancorp, Inc.	635,789	9,943,740
Huntington Bancshares, Inc.	2,213,170	33,573,789
Independent Bank Corp. (Massachusetts)	150,985	12,031,995
Independent Bank Corp. (Michigan)	251,805	5,582,517
JPMorgan Chase & Co.	209,750	29,356,610
KeyCorp	1,629,594	31,271,909
Landmark Bancorp, Inc.	93,548	2,087,991
Live Oak Bancshares, Inc.	214,674	7,348,291
M&T Bank Corp.	219,357	34,219,692
Metrocity Bankshares, Inc.	138,772	2,805,970
Mid Penn Bancorp, Inc.	105,133	3,308,536
MidWestOne Financial Group, Inc.	234,040	7,290,346
NBT Bancorp, Inc.	139,330	5,477,062
Nicolet Bankshares, Inc. (A)	179,755	13,102,342
Northrim BanCorp, Inc.	133,683	7,156,051
Ohio Valley Banc Corp.	80,412	2,096,341
Old National Bancorp	581,730	10,180,275
Old Second Bancorp, Inc.	570,694	9,696,091
Orange County Bancorp, Inc.	65,010	3,100,977
PacWest Bancorp	292,864	8,100,618
Pinnacle Financial Partners, Inc.	346,214	27,257,428
Plumas Bancorp	93,252	3,822,399
Popular, Inc.	231,783	15,909,585
Premier Financial Corp.	504,589	12,624,817
QCR Holdings, Inc.	193,008	10,144,500
Red River Bancshares, Inc.	84,368	4,294,331
Regions Financial Corp.	1,439,267	33,880,345
Renasant Corp.	271,908	9,674,487
Riverview Bancorp, Inc.	436,527	3,204,108
SB Financial Group, Inc.	194,301	3,174,878
Shore Bancshares, Inc.	279,478	4,885,275
Sierra Bancorp	236,034	4,970,876
Southern First Bancshares, Inc. (A)	149,431	6,289,551
SouthState Corp.	139,064	11,069,494
Stock Yards Bancorp, Inc.	156,065	9,357,657
Synovus Financial Corp.	432,610	18,147,990
The Community Financial Corp.	132,811	5,360,252
The First Bancorp, Inc.	133,155	3,949,377
The First Bancshares, Inc.	206,153	6,318,589
The PNC Financial Services Group, Inc.	161,922	26,786,756
TriCo Bancshares	329,487	16,655,568
Truist Financial Corp.	514,401	25,406,265
U.S. Bancorp	521,054	25,948,489
Umpqua Holdings Corp.	284,251	5,173,368
Univest Financial Corp.	203,513	5,525,378
Virginia National Bankshares Corp.	99,950	3,628,185
Washington Trust Bancorp, Inc.	161,195	6,894,310
Webster Financial Corp.	240,924	12,684,649
Western Alliance Bancorp	299,492	22,572,712
Zions Bancorp NA	515,896	27,425,031
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 4.3%
ESSA Bancorp, Inc.	142,467	$2,920,574
OP Bancorp	369,610	4,191,377
Provident Financial Holdings, Inc.	168,339	2,392,097
Southern Missouri Bancorp, Inc.	185,515	8,982,636
Timberland Bancorp, Inc.	196,374	6,539,254
WSFS Financial Corp.	490,804	23,710,741

	Yield (%)	Shares	Value
Short-term investments 1.0%			$10,694,015
(Cost $10,693,074)
Short-term funds 1.0%			10,694,015
John Hancock Collateral Trust (B)	4.3787(C)	1,069,637	10,694,015

Total investments (Cost $620,780,719) 100.0%	$1,137,570,857
Other assets and liabilities, net 0.0%	253,404
Total net assets 100.0%	$1,137,824,261

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-23.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,069,637	$26,304,320	$29,372,009	$(44,993,844)	$11,113	$417	$134,242	—	$10,694,015
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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